Foreign Exchange (Loss) Gain	12 Months Ended
Dec. 31, 2024
Changes In Foreign Exchange Rates [Abstract]
Foreign Exchange (Loss) Gain	Foreign Exchange (Loss) Gain
The following foreign exchange gains (losses) arise as a result of balances and transactions in the Company’s Brazilian subsidiaries that are denominated in currencies other than the Brazilian Reals (BRL$), which is their functional currency.

	Year ended December 31,
	2024	2023
Foreign exchange (loss) gain on USD denominated debt in Brazil	$(129,351)	$18,695
Realized foreign exchange (loss) gain on derivative contracts (note 23)	(8,206)	11,417
Unrealized foreign exchange (loss) gain on derivative contracts (note 23)	(30,808)	7,582
Foreign exchange gain (loss) on other financial assets and liabilities	3,357	(3,082)
	$(165,008)	$34,612